LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT - Equity method investments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 10,585,414	$ 10,203,622
Payment for longterm investments		0		$ 500,000
TIGER-YUANTA USD LIQUIDITY FUND ("Yuanta")
Schedule of Equity Method Investments [Line Items]
Equity method investments		10,585,414	10,203,622
Percentage of ownership investment	17.10%
Payment for longterm investments	$ 10,000,000
Investment gain (loss)		$ 381,792	$ 203,622